Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(6,061)	(4,470)	(10,027)	(9,827)

Basic and diluted weighted average number of shares	32,668	32,240	32,573	32,233
	£	£	£	£
Basic and diluted loss per share	(0.19)	(0.14)	(0.31)	(0.30)